UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):         [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shapiro Capital Management LLC
Address:  3060 Peachtree Road, NW Suite 1555
          Atlanta GA  30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:     MICHAEL MCCARTHY
Title:    PRINCIPAL
Phone:    404-842-9600

Signature, Place, and Date of Signing:

_________________________________________________________________________
    [Signature]                         [City, State]            [Date]

Report Type       (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


         Form 13F File Number              Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                                         FORM 13F SUMMARY PAGE


Report Summary:  Shapiro Capital Management LLC      9/30/2010

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                53


Form 13F Information Table Value Total          $2,482,152,538
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                      Name

         _________________________           __________________________
         [Repeat as necessary.]

                                    FORM 13F
PAGE 1 OF 2                                                           30-Sep-11
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------

Bill Barrett Corporation    Common       06846N104  $129,864,735   3,583,464  x                           3,119,970      454,444
-----------------------------------------------------------

VCA Antech, Inc.            Common       918194101  $129,115,651   8,079,828  x                           7,036,091    1,022,437
-----------------------------------------------------------

Live Nation Entertainment   Common       538034109  $126,582,711  15,803,085  x                          13,754,637    2,009,398
-----------------------------------------------------------

Babcock & Wilcox Company    Common       05615f102  $125,614,048   6,425,271  x                           5,576,261      833,410
-----------------------------------------------------------

Hanesbrands, Inc.           Common       410345102  $122,365,327   4,892,656  x                           4,220,273      661,133
-----------------------------------------------------------

Tidewater Inc.              Common       886423102  $118,929,090   2,828,278  x                           2,462,560      358,043
-----------------------------------------------------------

Constellation Brands Inc. - Cl A Common  21036p108  $115,389,954   6,410,553  x                           5,510,113      886,540
-----------------------------------------------------------

US Cellular Corp            Common       911684108   $93,322,659   2,353,661  x                           2,058,076      291,335
-----------------------------------------------------------

PerkinElmer, Inc.           Common       714046109   $90,855,847   4,729,612  x                           3,965,542      757,570
-----------------------------------------------------------

Penske Automotive Group     Common       70959w103   $86,763,824   5,422,739  x                           4,458,586      962,953
-----------------------------------------------------------

Cabot Microelectronics Com  Common       12709p103   $85,240,739   2,478,649  x                           2,045,354      429,133
-----------------------------------------------------------

Calgon Carbon Corp          Common       129603106   $73,621,569   5,052,956  x                           4,058,100      994,056
-----------------------------------------------------------

Checkpoint Systems Inc      Common       162825103   $71,742,624   5,282,962  x                           4,289,873      992,039
-----------------------------------------------------------

General Electric Com        Common       369604103   $69,453,953   4,563,335  x                           4,468,402       73,483
-----------------------------------------------------------

CVS Caremark Corporation    Common       126650100   $65,569,024   1,952,040  x                           1,905,940       35,800
-----------------------------------------------------------

Lender Processing Services  Common       52602E102   $64,468,127   4,709,140  x                           4,054,025      647,715
-----------------------------------------------------------

Molson Coors Brewing        Cl B Common  60871R209   $62,800,784   1,585,478  x                           1,546,128       30,900
-----------------------------------------------------------

John Bean Technologies      Common       477839104   $59,862,767   4,197,950  x                           3,394,921      803,029
-----------------------------------------------------------

Tyco International Ltd      Common       h89128104   $59,351,275   1,456,473  x                           1,430,873       17,300
-----------------------------------------------------------

Johnson & Johnson           Common       478160104   $57,309,026     899,812  x                             872,912       21,100
-----------------------------------------------------------

Quest Diagnostics Inc       Common       74834l100   $56,989,921   1,154,577  x                           1,124,977       22,700
-----------------------------------------------------------

KAR Auction Services        Common       48238T109   $54,233,545   4,478,410  x                           3,676,108      802,002
-----------------------------------------------------------

Zebra Technologies          Cl A Common  989207105   $53,579,726   1,731,730  x                           1,450,394      281,336
-----------------------------------------------------------

Baxter International        Common       071813109   $52,647,474     937,789  x                             907,789       23,800
-----------------------------------------------------------

Western Union Co            Common       959802109   $52,335,040   3,422,828  x                           3,380,628       25,000
-----------------------------------------------------------

H.B. Fuller Co.             Common       359694106   $51,585,102   2,831,235  x                           2,163,662      666,673
-----------------------------------------------------------

Ralcorp Holdings            Common       751028101   $45,917,225     598,582  x                             598,582            0
-----------------------------------------------------------

Brinker International, Inc. Common       109641100   $43,091,330   2,059,815  x                           1,636,889      422,926
-----------------------------------------------------------

Generac Holdings Inc        Common       368736104   $41,836,393   2,224,157  x                           1,478,626      745,531
-----------------------------------------------------------

Time Warner Inc. New        Common       887317303   $41,190,443   1,374,389  x                           1,326,240       36,849
-----------------------------------------------------------

Microsoft Corp              Common       594918104   $40,763,465   1,637,745  x                           1,592,645       30,600
-----------------------------------------------------------

Walmart                     Common       931142103   $33,221,242     640,101  x                             614,451       19,450
-----------------------------------------------------------

Fortune Brands Inc.         Common       306071101   $25,468,976     470,950  x                             463,650        4,600
-----------------------------------------------------------

Empire District Electric    Common       291641108   $24,575,042   1,268,062  x                             902,663      364,799
-----------------------------------------------------------

Ishares Russell 2000        ETF          464287655   $20,703,314     321,980  x                             211,280      110,700
-----------------------------------------------------------

CIRCOR International, Inc.  Common       17273k109   $14,938,962     508,647  x                             294,435      214,012
-----------------------------------------------------------

Spdr Trust Series 1         ETF          78462F103   $ 4,020,106      35,529  x                              35,529            0
-----------------------------------------------------------

Ishares Trust Russell 2000  ETF          464287630   $ 3,866,634      67,800  x                              51,400       16,400
-----------------------------------------------------------

NV Energy, Inc.             Common       67073Y106   $ 2,129,453     144,762  x                             139,912        6,350
-----------------------------------------------------------

ISHARES TR MSCI ACWI        ETF          464288257   $ 2,112,480      54,000  x                              54,000            0
-----------------------------------------------------------

GENERAL MTRS JR SRB 4.75%   Preferred    37045V209   $ 1,746,984      49,800  x                              47,300        3,500
-----------------------------------------------------------

Post Properties 8.50%       Preferred    737464206   $ 1,343,191      23,807  x                              22,807        1,000
-----------------------------------------------------------

Accuray Inc.                Common       004397105   $ 1,097,738     273,750  x                             231,350       42,400
-----------------------------------------------------------

JP Morgan Chase 8.625 Pfd   Preferred    46625H621   $ 1,045,902      37,950  x                              36,950        2,000
-----------------------------------------------------------

Nextera Energy Inc.         Preferred    65339F309   $   589,050      11,900  x                               9,700        3,400
-----------------------------------------------------------

iShares iBoxx $ High Yield  ETF          464288513   $   579,810       7,000  x                               7,000          300
-----------------------------------------------------------

Cincinnati Bell 6.75% SerB  Preferred    171871403   $   533,250      13,500  x                              11,500        3,000
-----------------------------------------------------------

Bank America Preferred J    Preferred    060505724   $   468,312      22,800  x                              22,800            0
-----------------------------------------------------------

Goldman Sachs Group         Common       38141g104   $   302,560       3,200  x                               3,200            0
-----------------------------------------------------------

WELLS FARGO & CO SER J      Preferred    949746879   $   289,590      10,500  x                              10,500            0
-----------------------------------------------------------

E I Dupont                  Common       263534109   $   284,057       7,107  x                               7,107            0
-----------------------------------------------------------

Cooper Companies, Inc.      Common       216648402   $   241,408       3,050  x                               3,050            0
-----------------------------------------------------------

WALT DISNEY COMPANY         Common       254687106   $   201,081       6,667  x                               6,667            0
-----------------------------------------------------------


-----------------------------------------------------------

           TOTAL            53    SECURITIES      $2,482,152,538
                                                                 119,142,061                            102,752,428   16,131,146
--------------------------------------------------------------------------